Trade and Other Receivables - Tabular Disclosure of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepayments, tax receivables and others:
Prepaid expenses and other receivables	$ 9,594	$ 10,646	$ 90
Minimum presumed income tax	1,462
Turnover tax credit	455	496
Prepayments And Other Taxes Receivable NonCurrent	11,511	11,142	90
Natural gas surplus injection stimulus program	3,600	9,049
Advances and loans to employees	772
Natural gas surplus injection stimulus program	7,797	6,899	14,366
Loans to third parties	1,241
Receivables from services to third parties	3,797	2,850	1,252
Price stability program of NGL	480	151	218
Director's advances and loans to employees	284	1,818	22
Grants on propane credit		982	753
Related parties (Note 26)	3,169	186	575
Balances with joint operations	14		38
Other	730	786	26
Current financial assets	17,512	13,672	17,250
Mandatory save credit			207
Non-current financial assets	12,254	9,049	207
Total non-current other receivables	15,883	20,191	297
Receivables from oil and gas sales (net)	52,676	55,032	3,898
Related parties (Note 26)			26,720
Checks to be deposited	3	883	8,321
Trade receivables	52,679	55,915	38,939
Income tax credit	16,274	3,826
Value Added Tax ("VAT")	3,953	10,127
Prepaid expenses	1,861	572	83
Turnover tax credit	1,158	1,938
Prepayments And Other Taxes Receivable Current	23,246	16,463	83
Financial assets:
Other receivables	40,758	30,135	17,333
Total current trade and other receivables	$ 93,437	$ 86,050	$ 56,274